REVENUES (Tables)	12 Months Ended
Dec. 31, 2019
REVENUES
Schedule of breakdown of revenues according to product groups

	Year Ended December 31,
	2019	2018	2017
	U.S. dollars in thousands
WatchPAT and other related services	$28,988	$22,384	$18,105
EndoPAT and other related services	2,270	1,805	2,596
	$31,258	$24,189	$20,701

Schedule of breakdown of revenues by geographical regions

	Year Ended December 31,
	2019	2018	2017
	U.S. dollars in thousands
United States and Canada	$22,960	$17,582	$14,764
Japan	3,489	3,374	2,965
Europe	3,383	1,885	1,746
Asia Pacific (excluding Japan)	912	849	759
Israel	274	281	260
Others	240	218	207
	$31,258	$24,189	$20,701

Schedule of revenue from major customers

	Year Ended December 31,
	2019	2018	2017
	U.S. dollars in thousands
Customer A	$7,002	$4,571	$3,622
Customer B	3,443	3,229	2,621
Customer C	2,048	2,870	2,510
	$12,493	$10,670	$8,753